CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Tax on foreign currency translation adjustments	$ 11	$ (5)	$ (1)
Tax on net unrealized (losses) gains on derivatives	(6)	1	(4)
Tax on pension and postretirement benefit adjustments	$ 4	$ (22)	$ 37